Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 18. Related Party Transactions

Significant Stockholders
The Company maintains a consulting agreement with CD&R, for which it pays advisory consulting fees on a quarterly basis. For the years ended December 31, 2020, 2019, and 2018
, the Company paid $1.5 million to CD&R in advisory consulting fees, in addition to certain expense reimbursements. These are recorded in general and administrative expense in the accompanying consolidated statements of operations. As of December 31, 2020 and 2019, the Company had an outstanding payable to CD&R of $0.4 million and $0.1 million, respectively.
Morgan Stanley Investment Management, Inc. and Capital Research and Management Company advise funds that own in aggregate five percent or greater of the Company’s common stock. All funds affiliated with Morgan Stanley Investment Management, Inc. and Capital Research and Management Company are considered related parties. See Note 12 for details on the issuances of contingently redeemable common stock.
Unsecured Debt
See Note 10 for details on the issuance of unsecured debt to a fund affiliated with CD&R
.
Equity Method Investment
For the years ended December 31, 2020
,
 2019
, and 2018,
the Company incurred expenses of $6.7 million
,
$5.7 million
, and $3.9 million,
respectively for provider services delivered by Population Health, LLC, which is accounted for under the equity method based on 49% equity ownership interest held by the Company. As of both December 31, 2020 and 2019, the Company had an outstanding payable to Population Health, LLC of $1.1 million.